Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of accumulated balances other comprehensive income (Loss)
	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$452	$9	$382	$843
Other comprehensive income before reclassifications	1,984	309	418	2,711
Amounts reclassified from accumulated other comprehensive income	(503)	(318)	-	(821)

Net current period other comprehensive income	1,481	(9)	418	1,890

Ending Balance	$1,933	$0	$800	$2,733